FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2022
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	—	34,316	34,316
Long-term investments:
Convertible bonds	—	—	38,741	38,741
Redeemable preferred shares	—	37,044	73,034	110,078
Equity securities with readily determinable fair value	4,413	—	—	4,413
Total:	4,413	37,044	146,091	187,548

	As of December 31, 2023
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	7,897	28,689	36,586
Long-term investments:
Convertible bonds	—	40,696	—	40,696
Redeemable preferred shares	—	68,560	57,846	126,406
Equity securities with readily determinable fair value	6,056	—	—	6,056
Total:	6,056	117,153	86,535	209,744

Schedule of reconciliation of the fair value measurements of assets using significant unobservable inputs

Level 3
investments
RMB
Balance as of December 31, 2021	65,393
Unrealized gain	19,575
Transfer from level 2	73,057
Transfer to level 2	(11,934)
Balance as of December 31, 2022	146,091
Transfer to level 2	(82,110)
Transfer from level 2	37,044
Realized gain	221
Unrealized loss	(5,767)
Disposal	(8,944)
Balance as of December 31, 2023	86,535